SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

EVERGREEN STATE MUNICIPAL BOND FUNDS

I.              Evergreen California Municipal Bond Fund (the “Fund”)

                Effective immediately, Mathew M. Kiselak is added as a portfolio manager of the Fund. In conjunction with this change, the section entitled “PORTFOLIO MANAGERS” in Part II of the Fund's SAI is revised to add the following information under the sub-headings indicated.

Under “Other Funds and Accounts Managed,” the table providing information about the registered investment companies, other pooled investment vehicles and other accounts managed by the portfolio managers of the Fund is revised to reflect the following information as of March 31, 2007:

Portfolio Manager		(Assets in thousands)
Matthew M. Kiselak	Assets of registered investment companies managed	316,130
	Evergreen Florida Municipal Money Market Fund	90,203
	Evergreen High Grade Municipal Bond Fund	7,912,521
	Evergreen Institutional Municipal Money Market Fund	885,176
	Evergreen Municipal Bond Fund	2,081,264
	Evergreen Municipal Money Market Fund	40,506
	TOTAL.........................................................................................................	$11,325,800
	Those subject to performance fee........................................................	0
	Number of other pooled investment vehicles managed..........................	0
	Assets of other pooled investment vehicles managed.....................	$0
	Number of those subject to performance fee.....................................	N/A
	Number of separate accounts managed....................................................	0
	Assets of separate accounts managed...............................................	$0
	Number of those subject to performance fee.....................................	N/A
	Assets of those subject to performance fee.....................................	N/A

Under "Compensation," the table which lists the investment performance benchmarks by which each portfolio manager’s bonus is determined is updated with the following information:

Portfolio Manager

Mathew Kiselak.................

Lipper California Intermediate Municipal Debt Funds

Lipper General Municipal Debt Funds
Lipper Institutional Tax-Exempt Money Market Funds
Lipper Institutional Tax-Exempt Money Market Funds
Lipper Insured Municipal Debt Funds
Lipper Other States Tax-Exempt Money Market Funds

                Under "Fund Holdings," the table which presents the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) is amended to reflect the fact that Mr. Kiselak had between $1-$10,000 in the Evergreen family of funds as of May 29, 2007. Evergreen's policy does not require that the portfolio managers of state-specific municipal bond funds have any holding in state-specific funds. Mr. Kiselak does not hold shares in the Fund as of May 29, 2007.

May 29, 2007	579801 (5/07)